Earnings Per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options outstanding of common shares (in shares)	1	1	3